Share-Based Payments (Details) € in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022
Share-Based Payments (Details) [Line Items]
Common shares, description	The total number of share options granted during the six months ended June 30, 2023 under the 2017 LTIP was as follows:
Number of grants	1,246,000	1,561,666
Share-based payment expense (in Euro)	€ 2.2
Valuation past grants amount (in Euro)	€ 4.7
Exercise of share options	105,327	0
Option LTIP [Member]
Share-Based Payments (Details) [Line Items]
Exercise of share options	98,000	0
Board of Directors [Member]
Share-Based Payments (Details) [Line Items]
Number of grants	1,567,250	1,362,500